SUPPLEMENT DATED FEBRUARY 6, 2026
TO

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE AND MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2008
FOR REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR REGATTA CLASSIC

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR REGATTA FLEX-4 AND REGATTA ACCESS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective on or about April 30, 2026, the name of the following investment option will be changed:

Current Name	New Name

MFS® International Intrinsic Value Portfolio	MFS® International Intrinsic Equity Portfolio.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE